UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Current assets:
Cash and cash equivalents	$ 9,919
Restricted cash	609
Accounts receivable	289
Finance receivables	667
Prepaid expenses and other current assets	30
Total current assets	11,514
Property and equipment, net	5
Finance receivables	19,512
Marketable investments	3,000
Investment in unconsolidated entities	10,639
Debt issuance costs	552
Other assets	267
Total assets	45,489
Current liabilities:
Accounts payable and accrued liabilities	352
Total current liabilities	352
Interest reserve	607
Warrant liability	288
Other long-term liabilities	64
Total liabilities	1,311
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value; 5,000,000 shares authorized; no shares issued and outstanding	0
Common stock, $0.001 par value; 250,000,000 shares authorized; 43,034,894 and 42,894,894 shares issued and outstanding at September 30, 2013 and December 31, 2012, respectively	43
Additional paid-in capital	4,321,403
Accumulated deficit	(4,282,996)
Accumulated other comprehensive income	0
Total SWK Holdings Corporation stockholders' equity	38,450
Stockholders' Equity Attributable to Noncontrolling Interest	5,728
Total stockholders'equity	44,178
Total liabilities and stockholders' equity	$ 45,489